Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Fair value of financial instruments
Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis by Caption on the Consolidated Statement of Financial Position Using the Fair Value Hierarchy
Financial instruments measured at fair value by caption on the consolidated statement of financial position using the fair value hierarchy are described below:

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets
Securities at FVOCI - Corporate debt	—	98,748	—	98,748

Derivative financial instruments - assets:
Interest rate swaps	—	10,805	—	10,805
Cross-currency swaps	—	11,510	—	11,510
Total derivative financial instrument assets	—	22,315	—	22,315
Total assets at fair value	—	121,063	—	121,063

Liabilities
Derivative financial instruments - liabilities:
Interest rate swaps	—	2,667	—	2,667
Cross-currency swaps	—	139,038	—	139,038
Total derivative financial instruments - liabilities	—	141,705	—	141,705
Total liabilities at fair value	—	141,705	—	141,705
A.    Measured at fair value (continued)

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets
Securities at FVOCI - Corporate debt	—	11,865	—	11,865

Derivative financial instruments - assets:
Interest rate swaps	—	11,358	—	11,358
Cross-currency swaps	—	145,909	—	145,909
Total derivative financial instrument assets	—	157,267	—	157,267
Total assets at fair value	—	169,132	—	169,132

Liabilities
Derivative financial instruments - liabilities:
Interest rate swaps	—	790	—	790
Cross-currency swaps	—	39,823	—	39,823
Total derivative financial instruments - liabilities	—	40,613	—	40,613
Total liabilities at fair value	—	40,613	—	40,613

Schedule of Carrying Value and an Estimated Fair Value of the Bank's Financial Instruments that are not Measured on a Recurring Basis
The following table provides information on the carrying value and the estimated fair value of the Bank’s financial instruments that are not measured at fair value:

	December 31, 2024
	Carrying amount	Fair value	Level 1	Level 2	Level 3
Assets
Cash and deposits in banks	1,963,838	1,963,838	—	1,963,838	—
Securities at amortized cost (1)	1,102,444	1,102,386	—	1,102,386	—
Loans at amortized cost (2)	8,383,829	8,573,655	—	8,573,655	—
Customers' liabilities under acceptances	245,065	245,065	—	245,065	—

Liabilities
Deposits	5,461,901	5,461,901	—	5,461,901	—
Securities sold under repurchase agreements	212,931	212,931	—	212,931	—
Borrowings and debt, net	4,352,316	4,421,770	—	4,421,770	—
Acceptances outstanding	245,065	245,065	—	245,065	—

	December 31, 2023
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets
Cash and deposits in banks	2,047,452	2,047,452	—	2,047,452	—
Securities at amortized cost (1)	1,010,266	997,341	—	997,341	—
Loans at amortized cost (2)	7,220,520	7,267,429	—	7,267,429	—
Customers' liabilities under acceptances	261,428	261,428	—	261,428	—

Liabilities
Deposits	4,451,025	4,451,025	—	4,451,025	—
Securities sold under repurchase agreements	310,197	310,197	—	310,197	—
Borrowings and debt, net	4,351,988	4,357,271	—	4,357,271	—
Acceptances outstanding	261,428	261,428	—	261,428	—
(1)The carrying value of securities at amortized cost is net of accrued interest receivable of $13.2 million and the allowance for expected credit losses of $1.3 million as of December 31, 2024 (accrued interest receivable of $12.4 million and the allowance for expected credit losses of $1.6 million as of December 31, 2023).
(2)The carrying value of loans at amortized cost is net of accrued interest receivable of $117.9 million, the allowance for expected credit losses of $78.2 million and unearned interest and deferred fees of $31.1 million as of December 31, 2024 (accrued interest receivable of $109.1 million, the allowance for expected credit losses of $59.4 million and unearned interest and deferred fees of $24.7 million as of December 31, 2023).